Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Right-of-use assets and lease liabilities
Summary of amounts recognised in the statement of financial position

The statement of financial position shows the following amounts relating to right-of-use assets:

		Office fixtures
DKK thousand	Other Buildings	and fittings
As at January 1, 2020	84,148	1,484
Additions due to business combination, cf. note 29	14,299	0
Additions	42,725	581
Retirements	(6,035)	(144)
Reversal of depreciations	6,035	0
Depreciation expense	(12,779)	(744)
Currency translation	(1,572)	0
As at December 31, 2020	126,821	1,177
As at January 1, 2019	7,750	2,298
Additions	84,122	280
Depreciation expense	(7,724)	(1,094)
As at December 31, 2019	84,148	1,484

Set out below are the carrying amounts of lease liabilities and the movements during the period.

	2020	2019
As at January 1	85,760	10,048
Additions due to business combinations, cf. note 29	14,046	0
Additions	43,151	83,521
Accretion of interest	2,763	621
Payments	(14,098)	(8,430)
Currency translation	(1,503)	0
As at December 31	130,119	85,760

Current	14,072	7,692
Non-current	116,047	78,068
The following are the amounts recognised in income statement:
Depreciation expense of right-of-use assets	(13,524)	(8,818)
Interest expense on lease liabilities	(2,763)	621
Total amount recognised in profit and loss	(16,287)	(9,439)
Cashflow	(14,098)	(8,430)
Total cash outflow for leases	(14,098)	(8,430)

Depreciation for the financial year has been charged as:
Research and development expenses	(10,001)	(7,583)
Administrative expenses	(3,523)	(1,235)
Sale and marketing expenses	0	0
Total	(13,524)	(8,818)